united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/29/16

Item 1. Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2016

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 97.6%			Diversified Financial Services - 4.6%
Airlines - 1.4%			3,570	BlackRock, Inc.	$ 1,113,697
40,000	Southwest Airlines Co.	$ 1,678,000	60,000	Visa, Inc. - Class A	4,343,400
					5,457,097
Apparel - 3.9%			Electric - 1.0%
55,500	Under Armour, Inc. *	4,644,795	10,000	NextEra Energy, Inc.	1,128,200

Auto Manufacturers - 1.1%			Electronics - 0.9%
7,000	Tesla Motors, Inc.	1,343,510	10,000	Honeywell International, Inc.	1,013,500

Banks - 12.2%			Food - 1.4%
115,385	Bank of America Corp.	1,444,620	20,000	General Mills, Inc.	1,177,000
30,000	Bank of New York Mellon Corp.	1,061,700	13,000	Hain Celestial Group, Inc. *	480,610
50,000	BB&T Corp.	1,608,000			1,657,610
12,500	Capital One Financial Corp.	821,625	Healthcare-Services - 1.3%
35,000	Citigroup, Inc.	1,359,750	12,500	UnitedHealth Group, Inc.	1,488,750
10,000	Goldman Sachs Group, Inc.	1,495,300
32,000	JP Morgan Chase & Co.	1,801,600	Insurance - 2.6%
60,000	Morgan Stanley	1,482,000	20,000	American International Group, Inc.	1,004,000
32,300	US Bancorp	1,244,196	15,500	Berkshire Hathaway, Inc. *	2,079,635
45,000	Wells Fargo & Co.	2,111,400			3,083,635
		14,430,191	Internet - 17.1%
Beverages - 1.2%			4,000	Alphabet, Inc. - Class A	2,868,880
14,200	PepsiCo, Inc.	1,389,044	4,261	Alphabet, Inc. - Class C	2,973,198
			9,500	Amazon.com, Inc. *	5,525,200
Biotechnology - 6.1%			40,000	Facebook, Inc. - Class A*	4,276,800
12,500	Amgen, Inc.	1,778,500	17,000	Netflix, Inc. *	1,587,970
8,000	Biogen Idec, Inc.*	2,075,360	1,200	Priceline Group, Inc. *	1,518,252
16,500	Celgene Corp. *	1,663,695	80,903	Twitter, Inc. *	1,465,962
20,000	Gilead Sciences, Inc.	1,745,000			20,216,262
		7,262,555	Machinery - Diversified - 1.0%
Building Materials - 2.4%			11,897	Cummins, Inc.	1,160,790
55,000	Masco Corp.	1,551,000
12,500	Vulcan Materials Co.	1,231,625	Media - 2.2%
		2,782,625	25,000	Discovery Communications, Inc.	625,000
Chemicals - 1.1%			20,345	Walt Disney Co.	1,943,355
5,000	Ecolab, Inc.	512,750			2,568,355
8,000	International Flavors & Fragrances, Inc.	826,320	Miscellaneous Manufacturing - 1.2%
		1,339,070	50,000	General Electric Co.	1,457,000
Commercial Services - 0.5%
15,000	PayPal Holdings, Inc.	572,100	Oil & Gas Producers - 4.2%
			10,000	Apache Corp.	382,800
Computers / Network Products - 4.4%			12,500	Chevron Corp.	1,043,000
51,000	Apple, Inc.	5,172,915	19,750	ConocoPhillips	668,142
			5,000	EOG Resources, Inc.	323,700
Cosmetics/Personal Care - 1.1%			12,000	Exxon Mobil Corp.	961,800
15,500	Procter & Gamble Co.	1,244,495	20,000	Phillips 66	1,587,800
					4,967,242

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2016

Shares		Fair Value	Shares		Fair Value
Oil & Gas Services - 0.4%			Telecommunications - 0.7%
10,000	Baker Hughes, Inc.	$ 428,700	16,540	Verizon Communications, Inc.	$ 839,074

Pharmaceuticals - 6.8%			Transportation - 2.7%
6,000	Allergan PLC *	1,740,660	11,500	FedEx Corp.	1,574,120
20,000	AmerisourceBergen Corp.	1,732,400	10,000	Union Pacific Corp.	788,600
10,000	Bristol-Meyers Squibb Co.	619,300	9,000	United Parcel Service, Inc. - Class. B	868,950
10,000	Johnson & Johnson	1,052,100			3,231,670
27,900	Merck & Co, Inc.	1,400,859
52,000	Pfizer, Inc.	1,542,840	TOTAL COMMON STOCK		115,365,280
		8,088,159	(Cost - $81,229,392)
Retail - 6.8%
13,000	Costco Wholesale Corp.	1,950,390	MONEY MARKET FUND - 2.3%
16,000	CVS Health Corp.	1,554,720	2,776,830	BlackRock Liquidity TempCash
20,000	Dick's Sporting Goods, Inc.	849,400		Fund - Dollar Shares, 0.01% (a)	2,776,830
12,500	Domino's Pizza, Inc.	1,663,000	TOTAL MONEY MARKET FUND		2,776,830
10,000	Starbucks Corp.	582,100	(Cost - $2,776,830)
22,500	Wal-Mart Stores, Inc.	1,492,650
		8,092,260	TOTAL INVESTMENTS - 99.9%
Software - 7.3%			(Cost - $84,006,222)(b)		$ 118,142,110
32,500	Cerner Corp. *	1,659,450	Other assets less liabilities - 0.1%		97,719
15,000	Check Point Software Technologies, Ltd. *	1,246,050	TOTAL NET ASSETS - 100.0%		$ 118,239,829
57,870	Microsoft Corp.	2,944,426
41,000	Salesforce.com, Inc. *	2,777,750
		8,627,676

PLC - Public Limited Company
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of February 29, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $84,010,712 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 37,427,949
				Unrealized Depreciation:	(3,296,551)
				Net Unrealized Appreciation	$ 34,131,398

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2016
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 57.8%			Chemicals (Continued) - 3.2%
Aerospace / Defense - 2.0%				El du Pont de Nemours & Co.
	General Dynamics Corp.		$ 500,000	3.625%, due 1/15/21	$ 526,413
$ 500,000	2.25%, due 11/15/2022	$ 493,979	500,000	2.8/%, due 2/15/23	494,152
	Lockheed Martin Corp.			Praxair, Inc.
500,000	3.35%, due 9/15/21	525,829	500,000	2.45%, due 2/15/22	498,791
	Rockwell Collins, Inc.				2,532,947
500,000	5.25%, due 7/15/19	556,047	Computers - 1.3%
		1,575,855		Hewlett-Packard Co.
Banks - 14.7%			1,000,000	3.75%, due 12/1/20	1,025,168
	American Express Centurion
1,100,000	5.95%, due 6/12/17	1,155,152	Diversified Financial Services - 1.6%
	Bank of America Corp.			American Express Co.
500,000	2.65%, due 4/1/19	502,864	1,000,000	1.55%, due 5/22/18	990,167
1,000,000	4.00%, due 1/22/25	973,238		Ameriprise Financial, Inc.
	BB&T Corp.		250,000	5.30%, due 3/15/20	278,517
500,000	5.25%, due 11/1/19	546,857			1,268,684
	Goldman Sachs Group, Inc.		Electric - 2.0%
500,000	2.90%, due 7/19/18	507,036		Duke Energy Corp.
500,000	3.625%, due 1/22/23	509,197	1,000,000	3.55%, due 9/15/21	1,040,418
	JPMorgan Chase & Co.			Duke Energy Florida, Inc.
250,000	2.35%, due 1/28/19	252,555	250,000	3.10%, due 8/15/21	260,906
1,000,000	3.875%, due 9/10/2024	1,003,048		Exelon Generation Co. LLC
1,000,000	3.125%, due 1/23/25	997,416	250,000	4.00%, due 10/1/20	258,512
	Morgan Stanley				1,559,836
500,000	2.125%, due 4/25/18	500,116	Electrical Components & Equipment - 2.1%
500,000	2.2%, due 12/7/2018	501,971		Emerson Electric Co.
500,000	2.50%, due 1/24/19	503,742	1,000,000	5.375%, due 10/15/17	1,062,171
500,000	5.50%, due 7/28/21	561,438	500,000	4.875%, due 10/15/19	550,529
	US Bancorp.				1,612,700
500,000	3.60%, due 9/11/24	519,617	Food - 1.4%
	Wells Fargo & Co.			Campbell Soup Co.
1,500,000	3.45%, due 2/13/23	1,521,091	500,000	4.50%, due 2/15/19	533,112
1,000,000	3.00%, due 2/19/25	1,000,023		Kroger Co.
		11,555,361	500,000	3.30%, due 1/15/21	523,665
Beverages - 0.3%					1,056,777
	Coca-Cola Enterprises, Inc.		Healthcare-Products - 3.3%
250,000	3.50%, due 9/15/20	260,077		Abbott Laboratories
			500,000	5.125%, due 4/1/19	547,478
Biotechnology - 0.3%				Baxter International, Inc.
	Amgen, Inc.		500,000	4.50%, due 8/15/19	537542
250,000	3.45%, due 10/1/20	261,619	1,000,000	3.20%, due 6/15/23	986,693
				Stryker Corp.
Chemicals - 3.2%			500,000	4.375%, due 1/15/20	543,683
	Air Products & Chemicals, Inc.				2,615,396
500,000	3.00%, due 11/3/21	512,470	Healthcare-Services - 1.0%
500,000	2.75%, due 2/3/22	501,121		UnitedHealth Group, Inc.
			500,000	1.625%, due 3/15/19	500,484

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2016
Principal Amount		Fair Value	Principal Amount		Fair Value
Healthcare-Services (Coninued) - 1.0%			Retail - 2.0%
	UnitedHealth Group, Inc.			Lowe's Co., Inc.
$ 250,000	4.70%, due 2/15/21	$ 277,835	$ 1,000,000	4.625%, due 4/15/20	$ 1,091,068
		778,319		McDonald's Corp.
Household Products/Wares - 0.6%			500,000	2.625%, due 1/15/22	501,222
	Kimberly Clark Corp.				1,592,290
500,000	2.40%, due 3/1/22	506,684	Semiconductors - 1.0%
				Intel Corp.
Insurance - 1.4%			750,000	3.30%, due 10/1/21	794,879
	Aflac, Inc.
1,000,000	4.00%, due 2/15/22	1,067,560	Software - 2.3%
				Oracle Corp.
Iron / Steel - 0.7%	`		200,000	5.00%, due 7/8/19	222,121
	Nucor Corp.		1,000,000	3.625%, due 7/15/23	1,059,073
500,000	5.85%, due 6/1/18	534,707	500,000	3.40%, due 7/8/24	521,503
					1,802,697
Media - 0.7%			Telecommunications - 7.5%
	Comcast Corp.			AT&T, Inc.
250,000	5.7%, due 7/1/19	280,963	1,500,000	3.00%, due 2/15/22	1,794,991
	Walt Disney Co.			Cisco Systems, Inc.
250,000	1.10%, due 12/1/17	250,232	500,000	4.95%, due 2/15/19	549,393
		531,195	1,000,000	3.50%, due 6/15/25	1,054,686
Miscellaneous Manufactur - 0.7%				Verizon Communications, Inc.
	General Electric Co.		500,000	4.60%, due 4/1/21	546,002
500,000	3.1%, due 1/9/2023	524,184	1000000	5.15%, due 9/15/23	1,133,893
			500000	4.15%, due 3/15/24	533,287
Oil & Gas - 3.2%				Vodafone Group PLC
	BP Capital Markets PLC		250,000	4.375%, due 3/16/21	264,486
500,000	2.237%, due 5/10/19	495,906			5,876,738
1,000,000	3.535%, due 11/4/24	956,602	Transportation - 1.0%
	EOG Resources, Inc.			Union Pacific Corp.
1,000,000	4.1%, due 2/1/2021	1,020,166	500,000	2.75%, due 4/15/23	506,479
		2,472,674		United Parcel Service, Inc.
Oil & Gas Services- 0.6%			250,000	3.125%, due 1/15/21	265,243
	Schlumberger Investment SA				771,722
500000	3.30, due 9/14/21	506,291
			TOTAL CORPORATE BONDS
Pharmaceutical - 2.9%			(Cost - $44,946,235)		45,336,938
	Eli Lilly & Co.
250,000	1.95%, due 3/15/19	254,783
	Merck & Co., Inc.
1,000,000	2.8%, due 5/18/23	1,026,100
	Teva Pharmaceutical Finance Co.
1,000,000	2.95%, due 12/18/22	971,695
		2,252,578

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2016
Principal Amount		Fair Value	Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.2%				Government Agencies - 38.2% (Continued)
Government Agencies - 38.2%				Federal Home Loan Mortgage Corp.
	Federal Farm Credit Bank		$ 1,000,000	2.60%, due 12/4/25	$ 1,030,484
$ 1,000,000	4.67%, due 2/27/18	$ 1,071,837	500,000	2.70%, due 12/29/25	520,188
1,000,000	1.29%, due 11/19/18	1,008,282		Federal National Mortgage Association
500,000	1.62%, due 4/23/20	500,062	1,500,001	1.625%, due 11/27/18	1,526,518
1,000,000	1.66%, due 9/17/20	1,014,922	1,000,000	1.70%, due 11/13/20	1,013,655
1,000,000	2.53%, due 12/26/23	1,043,146		Tennessee Valley Authority
2,000,000	2.35%, due 8/14/24	2,028,346	1,000,000	4.50%, due 4/1/18	1,073,977
1,000,000	2.28%, due 10/30/24	1,018,941			29,995,428
	Federal Home Loan Bank
2,500,000	1.75%, due 12/14/18	2,551,889	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
250,000	2.00%, due 9/13/18	257,045	(Cost - $29,536,122)		29,995,428
500,000	2.875%, due 9/11/20	534,076
1,000,000	2.00%, due 11/30/20	1,026,878	Shares
1,000,000	1.875%, due 12/11/20	1,022,476	MONEY MARKET FUND - 3.3%
1,000,000	3.125%, due 12/11/20	1,079,663		BlackRock Liquidity TempCash
500,000	2.375%, due 9/10/21	521,977	2,579,805	Fund - Dollar Shares, 0.01% (a)	2,579,805
500,000	3.00%, due 9/10/21	537,057	TOTAL MONEY MARKET FUND
1,000,000	2.00%, due 12/10/21	1,025,854	(Cost - $2,579,805)
500,000	2.375%, due 6/10/22	524,660
1,000,000	2.00%, due 9/9/22	1,018,027	TOTAL INVESTMENTS - 99.3%
2,000,000	2.50%, due 12/9/22	2,092,506	(Cost - $77,062,162) (b)		$ 77,912,170
2,000,000	2.795%, due 10/17/23	2,134,020	Other assets less liabilities - 0.7%		510,429
1,000,000	2.25%, due 12/8/23	1,027,719	TOTAL NET ASSETS - 100.0%		$ 78,422,599
1,000,000	2.625%, due 9/12/25	1,039,218
750,000	3.00%, due 10/14/25	752,009

LLC - Limited Limited Company
PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of February 29, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $77,062,162 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 1,162,260
				Unrealized Depreciation:	(312,252)
				Net Unrealized Appreciation	$ 850,008

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2016 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 115,365,280	$ -	$ -	$ 115,365,280
Money Market Fund	2,776,830	-	-	2,776,830
Total	$ 118,142,110	$ -	$ -	$ 118,142,110
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 45,336,938	$ -	$ 45,336,938
U.S. Government Agency Obligations	-	29,995,428	-	29,995,428
Money Market Fund	2,579,805	-	-	2,579,805
Total	$ 2,579,805	$ 75,332,366	$ -	$ 77,912,170
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/27/16

By (Signature and Title)

/s/ Harris Cohen

Harris Cohen, Principal Financial Officer/Treasurer

Date 4/27/16